United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSRS
Certified Shareholder Report of Registered Management Investment Companies

811-6447
(Investment Company Act File Number)

Federated Hermes Fixed Income Securities, Inc.
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2026-11-30

Date of Reporting Period: Six months ended 2026-05-31

Item 1.	Reports to Stockholders

Federated Hermes Strategic Income Fund

Class A Shares | STIAX

Semi-Annual Shareholder Report - May 31, 2026

A Portfolio of Federated Hermes Fixed Income Securities, Inc.

This semi-annual shareholder report contains important information about the Federated Hermes Strategic Income Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class A Shares	$47	0.93%

Key Fund Statistics

  Net Assets$573,360,565
  Number of Investments293
  Portfolio Turnover39%

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Table Summary
Value	Value
Common Stocks	0.4%
Commerical Mortgage-Backed Securities	0.8%
Asset-Backed Securities	1.0%
Cash Equivalents	3.4%
Collaterized Mortgage Obligations	5.0%
Project and Trade Finance Core Fund	5.1%
U.S. Treasuries	11.5%
Foreign Governments/Agencies	11.7%
Mortgage Backed Securities	16.5%
Corporate Debt Securities	44.7%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Semi-Annual Shareholder Report

Federated Hermes Strategic Income Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31417P502

G00324-01-A (07/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Strategic Income Fund

Class C Shares | SINCX

Semi-Annual Shareholder Report - May 31, 2026

A Portfolio of Federated Hermes Fixed Income Securities, Inc.

This semi-annual shareholder report contains important information about the Federated Hermes Strategic Income Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class C Shares	$85	1.69%

Key Fund Statistics

  Net Assets$573,360,565
  Number of Investments293
  Portfolio Turnover39%

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Table Summary
Value	Value
Common Stocks	0.4%
Commerical Mortgage-Backed Securities	0.8%
Asset-Backed Securities	1.0%
Cash Equivalents	3.4%
Collaterized Mortgage Obligations	5.0%
Project and Trade Finance Core Fund	5.1%
U.S. Treasuries	11.5%
Foreign Governments/Agencies	11.7%
Mortgage Backed Securities	16.5%
Corporate Debt Securities	44.7%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Semi-Annual Shareholder Report

Federated Hermes Strategic Income Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31417P700

G00324-01-B (07/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Strategic Income Fund

Class F Shares | STFSX

Semi-Annual Shareholder Report - May 31, 2026

A Portfolio of Federated Hermes Fixed Income Securities, Inc.

This semi-annual shareholder report contains important information about the Federated Hermes Strategic Income Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class F Shares	$47	0.93%

Key Fund Statistics

  Net Assets$573,360,565
  Number of Investments293
  Portfolio Turnover39%

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Table Summary
Value	Value
Common Stocks	0.4%
Commerical Mortgage-Backed Securities	0.8%
Asset-Backed Securities	1.0%
Cash Equivalents	3.4%
Collaterized Mortgage Obligations	5.0%
Project and Trade Finance Core Fund	5.1%
U.S. Treasuries	11.5%
Foreign Governments/Agencies	11.7%
Mortgage Backed Securities	16.5%
Corporate Debt Securities	44.7%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Semi-Annual Shareholder Report

Federated Hermes Strategic Income Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31417P809

G00324-01-C (07/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Strategic Income Fund

Institutional Shares | STISX

Semi-Annual Shareholder Report - May 31, 2026

A Portfolio of Federated Hermes Fixed Income Securities, Inc.

This semi-annual shareholder report contains important information about the Federated Hermes Strategic Income Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Institutional Shares	$31	0.61%

Key Fund Statistics

  Net Assets$573,360,565
  Number of Investments293
  Portfolio Turnover39%

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Table Summary
Value	Value
Common Stocks	0.4%
Commerical Mortgage-Backed Securities	0.8%
Asset-Backed Securities	1.0%
Cash Equivalents	3.4%
Collaterized Mortgage Obligations	5.0%
Project and Trade Finance Core Fund	5.1%
U.S. Treasuries	11.5%
Foreign Governments/Agencies	11.7%
Mortgage Backed Securities	16.5%
Corporate Debt Securities	44.7%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Semi-Annual Shareholder Report

Federated Hermes Strategic Income Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31417P841

G00324-01-D (07/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Federated Hermes Strategic Income Fund

Class R6 Shares | STILX

Semi-Annual Shareholder Report - May 31, 2026

A Portfolio of Federated Hermes Fixed Income Securities, Inc.

This semi-annual shareholder report contains important information about the Federated Hermes Strategic Income Fund (the "Fund") for the period of December 1, 2025 to May 31, 2026. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Class R6 Shares	$30	0.60%

Key Fund Statistics

  Net Assets$573,360,565
  Number of Investments293
  Portfolio Turnover39%

Fund Holdings

Top Security Types (% of Net Assets)Footnote Reference*

Table Summary
Value	Value
Common Stocks	0.4%
Commerical Mortgage-Backed Securities	0.8%
Asset-Backed Securities	1.0%
Cash Equivalents	3.4%
Collaterized Mortgage Obligations	5.0%
Project and Trade Finance Core Fund	5.1%
U.S. Treasuries	11.5%
Foreign Governments/Agencies	11.7%
Mortgage Backed Securities	16.5%
Corporate Debt Securities	44.7%
Footnote	Description
Footnote*	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.

Semi-Annual Shareholder Report

Federated Hermes Strategic Income Fund

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31417P833

G00324-01-E (07/26)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2026 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
May 31, 2026

Share Class | Ticker	A | STIAX	C | SINCX	F | STFSX	Institutional | STISX	R6 | STILX

Federated Hermes Strategic Income Fund

A Portfolio of Federated Hermes Fixed Income Securities, Inc.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
May 31, 2026 (unaudited)
Principal Amount or Shares		Value
	U.S. TREASURIES—11.5%
	U.S. Treasury Inflation-Protected Notes—0.4%
$ 2,539,750	U.S. Treasury Inflation-Protected Notes, 1.875%, 1/15/2036	$ 2,504,071
	U.S. Treasury Notes—11.1%
25,000,000	United States Treasury Note, 3.875%, 4/30/2031	24,710,960
14,000,000	United States Treasury Note, 4.125%, 4/30/2033	13,870,318
5,000,000	United States Treasury Note, 4.250%, 3/31/2033	4,992,723
20,250,000	United States Treasury Note, 4.250%, 8/15/2035	20,006,368
	TOTAL	63,580,369
	TOTAL U.S. TREASURIES (IDENTIFIED COST $66,598,421)	66,084,440
	CORPORATE BONDS—4.2%
	Basic Industry - Metals & Mining—0.0%
55,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	36,947
75,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 5.508%, 4/1/2036	75,793
	TOTAL	112,740
	Capital Goods - Aerospace & Defense—0.1%
60,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	57,214
30,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	21,524
30,000	Boeing Co., Sr. Unsecd. Note, 6.528%, 5/1/2034	32,760
50,000	Boeing Co., Sr. Unsecd. Note, 6.858%, 5/1/2054	56,446
50,000	L3Harris Technologies, Inc., Sr. Unsecd. Note, 5.400%, 7/31/2033	51,347
75,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	73,826
55,000	Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	54,123
	TOTAL	347,240
	Capital Goods - Building Materials—0.0%
20,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	19,255
	Capital Goods - Construction Machinery—0.5%
3,390,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	2,995,162
40,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	39,662
	TOTAL	3,034,824
	Capital Goods - Diversified Manufacturing—0.1%
200,000	Eaton Corp., Sr. Unsecd. Note, 5.450%, 3/6/2056	196,973
15,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	15,319
15,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.700%, 6/15/2054	14,879
40,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	36,335
35,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	32,438
	TOTAL	295,944
	Capital Goods - Environmental—0.0%
75,000	Republic Services, Inc., Sr. Unsecd. Note, 4.875%, 4/1/2029	75,991
75,000	Waste Connections, Inc., Sr. Unsecd. Note, 2.600%, 2/1/2030	70,507
	TOTAL	146,498
	Communications - Cable & Satellite—0.1%
25,000	Charter Communications Operating LLC, 5.375%, 5/1/2047	20,184
40,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.550%, 6/1/2034	41,058
30,000	Comcast Corp., Sr. Unsecd. Note, 3.450%, 2/1/2050	19,895
197,000	Comcast Corp., Sr. Unsecd. Note, 144A, 5.168%, 1/15/2037	192,413
	TOTAL	273,550
	Communications - Media & Entertainment—0.3%
1,405,000	AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	1,419,181
25,000	AppLovin Corp., Sr. Unsecd. Note, 5.950%, 12/1/2054	24,020
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Media & Entertainment—continued
$ 100,000	Meta Platforms, Inc., Sr. Unsecd. Note, 4.875%, 11/15/2035	$ 97,744
50,000	Meta Platforms, Inc., Sr. Unsecd. Note, 5.625%, 11/15/2055	46,136
	TOTAL	1,587,081
	Communications - Telecom Wireless—0.1%
90,000	American Tower Corp., Sr. Unsecd. Note, 4.700%, 12/15/2032	88,848
55,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.200%, 2/15/2049	49,717
200,000	Orange S.A., Sr. Unsecd. Note, 144A, 5.000%, 1/13/2036	196,408
60,000	T-Mobile USA, Inc., 3.300%, 2/15/2051	39,753
65,000	T-Mobile USA, Inc., Series WI, 2.700%, 3/15/2032	57,959
55,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	52,438
65,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.625%, 2/10/2053	61,488
	TOTAL	546,611
	Communications - Telecom Wirelines—0.1%
5,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	3,392
125,000	AT&T, Inc., Sr. Unsecd. Note, 6.000%, 4/30/2056	122,643
45,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	38,703
100,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2042	85,335
45,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.550%, 3/22/2051	31,698
	TOTAL	281,771
	Consumer Cyclical - Automotive—0.1%
150,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 4.500%, 4/12/2031	147,312
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.420%, 4/9/2031	199,437
100,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	89,069
50,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.450%, 7/15/2030	51,216
100,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.400%, 6/23/2032	102,110
200,000	Stellantis Financial Services US Corp., Sr. Unsecd. Note, 144A, 5.800%, 6/15/2031	200,428
	TOTAL	789,572
	Consumer Cyclical - Leisure—0.0%
35,000	Airbnb, Inc., Sr. Unsecd. Note, 5.250%, 3/16/2036	35,041
130,000	Royal Caribbean Cruises Ltd., Sr. Unsecd. Note, 5.250%, 2/27/2038	125,962
	TOTAL	161,003
	Consumer Cyclical - Retailers—0.0%
120,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	115,463
	Consumer Cyclical - Services—0.0%
50,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.100%, 5/12/2031	44,769
60,000	Uber Technologies, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2030	59,415
	TOTAL	104,184
	Consumer Non-Cyclical - Food/Beverage—0.1%
99,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	90,598
100,000	Bacardi-MartinI B.V., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2035	102,402
150,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	140,441
50,000	Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	46,148
30,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	24,103
50,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.200%, 3/1/2035	50,354
30,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.700%, 5/1/2055	29,614
30,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	27,388
55,000	Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	54,942
70,000	The Campbell’s Co., Sr. Unsecd. Note, 4.750%, 3/23/2035	64,785
75,000	Tyson Foods, Inc., Sr. Unsecd. Note, 4.950%, 2/20/2036	73,266
100,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	103,647
	TOTAL	807,688
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—0.1%
$ 30,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.100%, 6/4/2030	$ 27,245
75,000	Augusta SpinCo Corp., Sr. Unsecd. Note, 5.245%, 3/23/2036	75,002
100,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	87,811
30,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	28,174
25,000	HCA, Inc., Sr. Unsecd. Note, 5.950%, 9/15/2054	24,321
	TOTAL	242,553
	Consumer Non-Cyclical - Pharmaceuticals—0.1%
65,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	64,705
60,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	57,628
75,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2030	76,670
80,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	81,740
80,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	77,827
60,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	54,808
55,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.250%, 10/26/2049	44,688
	TOTAL	458,066
	Consumer Non-Cyclical - Products—0.0%
150,000	Clorox Co., Sr. Unsecd. Note, 5.250%, 5/15/2036	150,133
	Consumer Non-Cyclical - Supermarkets—0.0%
50,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	41,408
	Consumer Non-Cyclical - Tobacco—0.0%
30,000	BAT Capital Corp., Sr. Unsecd. Note, 3.984%, 9/25/2050	21,997
115,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	120,801
65,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	71,181
	TOTAL	213,979
	Energy - Independent—0.0%
75,000	APA Corp., Sr. Unsecd. Note, 6.750%, 2/15/2055	78,872
35,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	38,864
	TOTAL	117,736
	Energy - Integrated—0.0%
45,000	Shell Finance, Sr. Unsecd. Note, 4.000%, 5/10/2046	36,153
	Energy - Midstream—0.1%
45,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	33,119
50,000	Enbridge, Inc., Sr. Unsecd. Note, 5.200%, 11/20/2035	49,998
100,000	Enbridge, Inc., Sr. Unsecd. Note, 5.950%, 4/5/2054	100,773
100,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 3/14/2052	85,058
150,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 5/15/2036	149,716
65,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	65,023
30,000	ONEOK, Inc., Sr. Unsecd. Note, 5.200%, 7/15/2048	26,678
30,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	28,551
100,000	Targa Resources, Inc., Sr. Unsecd. Note, 5.400%, 7/30/2036	100,141
100,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	100,335
	TOTAL	739,392
	Energy - Oil Field Services—0.0%
200,000	Eni SpA, Sr. Unsecd. Note, 144A, 6.000%, 5/18/2056	199,639
	Energy - Refining—0.0%
150,000	Valero Energy Corp., Sr. Unsecd. Note, 5.150%, 3/10/2036	148,572
	Financial Institution - Banking—0.5%
90,000	Bank of America Corp., Sr. Unsecd. Note, 2.299%, 7/21/2032	79,703
100,000	Bank of America Corp., Sr. Unsecd. Note, 2.572%, 10/20/2032	89,165
85,000	Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	77,181
50,000	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	51,145
90,000	Bank of America Corp., Sr. Unsecd. Note, 5.511%, 1/24/2036	92,232
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 50,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	$ 47,316
150,000	Capital One Financial Co., Sr. Unsecd. Note, 5.399%, 1/30/2037	148,132
120,000	Citigroup, Inc., Sr. Unsecd. Note, 2.561%, 5/1/2032	107,998
100,000	Citigroup, Inc., Sub., 5.827%, 2/13/2035	102,142
70,000	Citizens Financial Group, Inc., Sub. Note, 2.638%, 9/30/2032	60,538
65,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	64,545
85,000	FNB Corp. (PA), 5.722%, 12/11/2030	85,656
100,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.615%, 4/22/2032	90,088
45,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	40,817
120,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	118,318
90,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.218%, 4/23/2031	91,334
100,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.709%, 2/2/2035	102,524
145,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.580%, 4/22/2032	130,989
100,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	90,765
55,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	55,843
50,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.350%, 6/1/2034	51,026
100,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	106,532
45,000	M&T Bank Corp., Sr. Unsecd. Note, 6.082%, 3/13/2032	47,034
65,000	M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	69,047
90,000	Morgan Stanley, Sr. Unsecd. Note, 5.192%, 4/17/2031	91,346
20,000	Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	20,397
100,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	87,957
100,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.928%, 4/28/2032	87,077
75,000	Northern Trust Corp., Sub., 6.125%, 11/2/2032	80,434
50,000	Pinnacle Financial Partners, Inc., Sr. Unsecd. Note, 6.168%, 11/1/2030	51,331
40,000	PNC Financial Services Group, Inc., 5.575%, 1/29/2036	41,024
65,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.676%, 1/22/2035	67,143
35,000	Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	35,926
20,000	U.S. Bancorp, 5.100%, 7/23/2030	20,304
65,000	U.S. Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	57,242
100,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	102,163
275,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	259,640
	TOTAL	3,002,054
	Financial Institution - Broker/Asset Mgr/Exchange—0.0%
45,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 2.750%, 10/15/2032	38,523
100,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 5.500%, 2/15/2036	97,410
	TOTAL	135,933
	Financial Institution - Finance Companies—0.1%
150,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.300%, 1/19/2034	150,141
150,000	Takeoff Merger Sub, Inc., Sr. Unsecd. Note, 144A, 4.850%, 3/24/2031	148,679
	TOTAL	298,820
	Financial Institution - Insurance - Health—0.0%
100,000	Elevance Health, Inc., Sr. Unsecd. Note, 5.000%, 1/15/2036	98,234
	Financial Institution - Insurance - Life—0.1%
150,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	119,256
120,000	Pacific Life Insurance Co., Sub. Note, 144A, 4.300%, 10/24/2067	95,784
100,000	Wynnton Funding Trust, Sr. Unsecd. Note, 5.251%, 8/15/2035	99,413
	TOTAL	314,453
	Financial Institution - Insurance - P&C—0.1%
100,000	Aon North America, Inc., 5.750%, 3/1/2054	97,917
100,000	Beacon Funding Trust, Sr. Unsecd. Note, 6.266%, 8/15/2054	101,486
100,000	CNA Financial Corp., Sr. Unsecd. Note, 5.200%, 8/15/2035	98,626
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - P&C—continued
$ 60,000	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.650%, 3/15/2030	$ 60,130
	TOTAL	358,159
	Financial Institution - REIT - Apartment—0.0%
35,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	34,750
60,000	UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	51,653
	TOTAL	86,403
	Financial Institution - REIT - Healthcare—0.7%
40,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	39,991
75,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	69,140
4,000,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2032	3,615,871
	TOTAL	3,725,002
	Financial Institution - REIT - Office—0.0%
110,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	109,006
	Financial Institution - REIT - Other—0.0%
50,000	WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	50,580
	Financial Institution - REIT - Retail—0.0%
80,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	79,723
	Technology—0.3%
35,000	Alphabet, Inc., Sr. Unsecd. Note, 2.050%, 8/15/2050	18,830
35,000	Autodesk, Inc., Sr. Unsecd. Note, 5.300%, 6/15/2035	35,042
60,000	Broadcom, Inc., Sr. Sub. Secd. Note, Series WI, 3.469%, 4/15/2034	54,026
65,000	Broadcom, Inc., Sr. Unsecd. Note, 5.050%, 7/12/2029	66,143
3,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	2,511
90,000	Cisco Systems, Inc., Sr. Unsecd. Note, 5.500%, 2/24/2055	88,322
90,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.100%, 2/15/2036	89,673
75,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	72,167
40,000	Global Payments, Inc., Sr. Unsecd. Note, 4.500%, 11/15/2028	39,681
150,000	Global Payments, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2033	148,052
70,000	Global Payments, Inc., Sr. Unsecd. Note, 5.550%, 11/15/2035	68,319
35,000	Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	32,303
55,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	53,971
75,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	74,381
25,000	Oracle Corp., Sr. Unsecd. Note, 3.600%, 4/1/2050	15,637
125,000	Oracle Corp., Sr. Unsecd. Note, 5.200%, 9/26/2035	119,097
75,000	Oracle Corp., Sr. Unsecd. Note, 6.700%, 2/4/2056	72,286
75,000	Oracle Corp., Sr. Unsecd. Note, 6.900%, 11/9/2052	73,838
65,000	Roper Technologies, Inc., Sr. Unsecd. Note, 1.750%, 2/15/2031	56,392
100,000	Salesforce, Inc., Sr. Unsecd. Note, 5.200%, 3/15/2033	100,631
90,000	Synopsys, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2032	90,582
30,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	27,153
35,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	34,467
45,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	39,790
	TOTAL	1,473,294
	Transportation - Railroads—0.0%
40,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	37,298
	Transportation - Services—0.0%
75,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.200%, 10/30/2034	75,658
	Utility - Electric—0.2%
40,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	39,314
55,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	57,133
25,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	22,919
115,000	CenterPoint Energy, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2031	102,658
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 65,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	$ 68,159
130,000	Duke Energy Corp., Sr. Unsecd. Note, 2.450%, 6/1/2030	119,999
55,000	Duke Energy Corp., Sr. Unsecd. Note, 3.950%, 8/15/2047	41,862
25,000	Emera US Finance LLC, Sr. Unsecd. Note, 5.200%, 4/1/2033	24,893
90,000	Evergy Metro, Inc., Sr. Unsecd. Note, 4.200%, 3/15/2048	72,527
30,000	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	23,008
100,000	Exelon Corp., Sr. Unsecd. Note, 4.950%, 3/15/2036	97,337
25,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	21,087
65,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 2/28/2033	65,629
65,000	NiSource, Inc., Sr. Unsecd. Note, 4.375%, 5/15/2047	53,516
100,000	Southern Power Co., Sr. Unsecd. Note, Series B, 4.900%, 10/1/2035	97,566
100,000	Southwestern Electric Power Co., Sr. Unsecd. Note, 5.900%, 4/1/2056	98,428
120,000	Virginia Electric & Power Co., Sr. Unsecd. Note, Series A, 3.500%, 3/15/2027	119,427
	TOTAL	1,125,462
	Utility - Natural Gas Distributor—0.4%
2,000,000	Southern California Gas Co., Term Loan - 1st Lien, 5.050%, 9/1/2034	2,002,727
	TOTAL CORPORATE BONDS (IDENTIFIED COST $25,330,454)	23,943,861
	MORTGAGE-BACKED SECURITIES—3.2%
	Agency—3.2%
7,109,325	FHLMC, Pool SD8225, 3.000%, 7/1/2052	6,233,190
6,832,014	FHLMC, Pool SD8243, 3.500%, 9/1/2052	6,224,234
6,269,417	FNMA, Pool MA4732, 4.000%, 9/1/2052	5,897,809
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $18,251,661)	18,355,233
	COLLATERALIZED MORTGAGE OBLIGATIONS—2.4%
	Federal Home Loan Mortgage Corporation—0.1%
483,880	FHLMC REMIC, Series K105, Class A1, 1.536%, 9/25/2029	460,319
	Non-Agency Mortgage-Backed Securities—2.3%
2,961,888	GS Mortgage-Backed Securities Trust 2022-PJ3, Class A4, 2.500%, 8/25/2052	2,443,789
449,579	GS Mortgage-Backed Securities Trust 2023-PJ5, Class A16, 6.500%, 2/25/2054	452,735
5,590,080	JP Morgan Mortgage Trust 2022-1, Class A2, 3.000%, 7/25/2052	4,808,779
3,686,867	JP Morgan Mortgage Trust 2022-2, Class A3, 2.500%, 8/25/2052	3,041,953
2,996,192	JP Morgan Mortgage Trust 2022-3, Class A3, 2.500%, 8/25/2052	2,470,220
	TOTAL	13,217,476
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $15,619,640)	13,677,795
	ASSET-BACKED SECURITIES—0.8%
	Auto Receivables—0.2%
1,250,000	Ally Bank Auto Credit-Linked Notes 2026-A, Class C, 4.856%, 3/15/2034	1,253,081
	Financial Services—0.4%
2,173,641	Home Partners of America Trust 2022-1, Class B, 4.330%, 4/17/2039	2,164,426
	Student Loans—0.2%
953,181	Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	858,954
671,849	SMB Private Education Loan Trust 2021-E, Class A1A, 1.680%, 2/15/2051	636,562
	TOTAL	1,495,516
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $5,029,521)	4,913,023
	FOREIGN GOVERNMENTS/AGENCY—0.8%
	Sovereign—0.8%
AUD 6,750,000	Australia, Government of, Sr. Unsecd. Note, Series 154, 2.750%, 11/21/2029 (IDENTIFIED COST $4,522,583)	4,583,806
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.8%
		Commercial Mortgage—0.8%
$ 500,000		Bank 2018-BN15, Class A4, 4.407%, 11/15/2061	$ 497,436
345,000		Bank 2022-BNK40, Class A4, 3.389%, 3/15/2064	319,607
675,000		Benchmark Mortgage Trust 2019-B11, Class A5, 3.542%, 5/15/2052	650,291
1,080,000	[1]	BX Trust 2026-CSMO, Class A, 5.027% (CME Term SOFR 1 Month +1.400%), 2/15/2042	1,083,377
327,746		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	322,811
1,650,000	[1]	ORL Trust 2024-GLKS, Class B, 5.519% (CME Term SOFR 1 Month +1.892%), 12/15/2039	1,653,092
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,619,403)	4,526,614
		COMMON STOCKS—0.4%
		Automotive—0.0%
645		Lear Corp.	92,312
		Building Products—0.0%
7,076	[2]	Masterbrand, Inc.	61,420
		Chemicals—0.1%
1,260		Ashland, Inc.	72,954
1,575	[2]	Axalta Coating Systems Ltd.	48,463
6,035	[2]	Ecovyst, Inc.	79,601
2,576		Koppers Holdings, Inc.	105,101
		TOTAL	306,119
		Commercial Services & Supplies—0.0%
585		The Brink’s Co.	60,852
		Construction Machinery—0.1%
624		Herc Holdings, Inc.	82,992
93		United Rentals, Inc.	92,597
		TOTAL	175,589
		Consumer Cyclical Services—0.0%
2,895		Interface, Inc.	85,692
		Consumer Products—0.0%
2,794		Energizer Holdings, Inc.	50,907
		Diversified Manufacturing—0.0%
305		WESCO International, Inc.	110,157
		Food & Beverage—0.0%
885	[2]	US Foods Holding Corp.	72,437
		Food & Staples Retailing—0.0%
2,350		Albertsons Cos., Inc.	36,684
		Gaming—0.1%
925		Boyd Gaming Corp.	76,479
3,575	[2]	Caesars Entertainment, Inc.	103,854
1,345		Red Rock Resorts, Inc.	78,521
		TOTAL	258,854
		Hotels Restaurants & Leisure—0.0%
3,185	[2]	Norwegian Cruise Line Holdings Ltd.	58,413
		Independent Energy—0.0%
1,980		Devon Energy Corp.	88,090
		Insurance—0.0%
2,565	[3]	Ryan Specialty Group Holdings, Inc.	81,695
		Midstream—0.0%
4,481		Suburban Propane Partners LP	86,931
		Paper—0.0%
9,104		Graphic Packaging Holding Co.	102,511
		Pharmaceuticals—0.0%
8,440	[2]	Bausch Health Cos., Inc.	45,238
Semi-Annual Financial Statements and Additional Information

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Technology—0.1%
610		CDW Corp.	$ 76,525
221		Dell Technologies, Inc.	93,021
515		Science Applications International Corp.	53,663
2,585		Sensata Technologies Holdings PLC	127,673
		TOTAL	350,882
		Utility - Electric—0.0%
590		NRG Energy, Inc.	79,107
432		Vistra Corp.	69,220
		TOTAL	148,327
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,179,827)	2,273,110
		AGENCY RISK TRANSFER SECURITY—0.2%
$ 1,250,000	[1]	FNMA - CAS 2023-R05, Class 1M2, 6.712% (30-DAY AVERAGE SOFR +3.100%), 6/25/2043 (IDENTIFIED COST $1,250,000)	1,289,966
		PREFERRED STOCK—0.0%
		Financials—0.0%
40,000	[2,4,5]	Lehman Brothers Holdings, Inc., Pfd., 5.670% (IDENTIFIED COST $3,400)	400
		INVESTMENT COMPANIES—74.0%
11,253,889		Emerging Markets Core Fund	102,522,930
13,042,508		Federated Hermes Government Obligations Fund, Premier Shares, 3.54%[6]	13,042,508
35,223,771		High Yield Bond Core Fund	199,718,785
9,534,545		Mortgage Core Fund	79,994,836
3,230,330		Project and Trade Finance Core Fund	28,911,451
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $475,239,132)	424,190,510
		TOTAL INVESTMENT IN SECURITIES—98.3% (IDENTIFIED COST $618,644,042)[7]	563,838,758
		OTHER ASSETS AND LIABILITIES - NET—1.7%[8]	9,521,807
		NET ASSETS—100%	$573,360,565
At May 31, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	216	$44,617,500	September 2026	$36,865
United States Treasury Notes 5-Year Long Futures	7	$750,477	September 2026	$1,596
United States Treasury Ultra Bond Long Futures	13	$1,487,281	September 2026	$8,434
United States Treasury Ultra Long Bond Long Futures	150	$16,832,813	September 2026	$98,391
Short Futures:
Iboxx Short Futures	80	$14,704,800	September 2026	$(128,982)
United States Treasury Notes 10-Year Ultra Short Futures	60	$6,724,688	September 2026	$(25,520)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(9,216)
Semi-Annual Financial Statements and Additional Information

At May 31, 2026, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
6/4/2026	BNP Paribas	386,961,238	HUF	$1,250,000	$25,106
6/4/2026	Wells Fargo	2,114,028	NZD	$1,250,000	$16,028
6/4/2026	Bank of America	20,840,996	ZAR	$1,250,000	$35,080
6/10/2026	BNP Paribas	1,583,911,000	JPY	$10,000,000	$(48,228)
6/11/2026	Morgan Stanley	19,527,164	AUD	$14,000,000	$32,685
6/11/2026	Morgan Stanley	11,531,532	AUD	$8,000,000	$286,833
6/11/2026	Standard Chartered Bank	2,804,174	AUD	$2,000,000	$15,146
6/11/2026	Wells Fargo	10,067,920	BRL	$2,000,000	$(7,834)
7/10/2026	J.P. Morgan	3,627,260,000	CLP	$4,000,000	$76,455
7/15/2026	BNP Paribas	4,000,000	AUD	$2,856,872	$15,682
7/15/2026	Barclays Bank PLC	1,244,682,800	HUF	$4,000,000	$93,355
7/15/2026	Bank of America	67,078,212	ZAR	$4,000,000	$122,226
9/14/2026	Credit Agricole	2,500,000	GBP	$3,349,430	$16,346
9/14/2026	J.P. Morgan	1,500,000	GBP	$2,005,778	$13,688
9/15/2026	Wells Fargo	2,000,000	EUR	$2,336,245	$6,618
9/15/2026	Bank of Montreal	4,000,000	EUR	$4,694,840	$(9,113)
11/5/2026	Credit Agricole	6,000,000	EUR	$6,998,699	$43,408
Contracts Sold:
6/4/2026	Wells Fargo	378,272,350	HUF	$1,250,000	$3,525
6/4/2026	Wells Fargo	2,090,138	NZD	$1,250,000	$(1,721)
6/4/2026	Barclays Bank PLC	20,415,071	ZAR	$1,250,000	$(8,817)
6/11/2026	UBS	28,379,784	AUD	$20,000,000	$(394,389)
6/11/2026	Toronto Dominion	5,673,028	AUD	$4,000,000	$(76,773)
6/11/2026	BNP Paribas	10,319,670	BRL	$2,000,000	$(41,980)
7/10/2026	Bank of America	3,609,360,000	CLP	$4,000,000	$(56,338)
7/15/2026	Credit Agricole	4,000,000	AUD	$2,864,743	$(7,811)
7/15/2026	Wells Fargo	1,242,165,560	HUF	$4,000,000	$(85,076)
7/15/2026	Bank of America	66,728,020	ZAR	$4,000,000	$(100,705)
9/14/2026	J.P. Morgan	4,000,000	GBP	$5,446,732	$61,489
9/15/2026	Bank of America	6,000,000	EUR	$7,070,100	$41,510
11/5/2026	J.P. Morgan	6,000,000	EUR	$7,106,549	$64,442
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$130,837
At May 31, 2026, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 5/31/2026[9]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swap:
Barclays	CDX Index EM Series 45	Buy	1.000%	06/20/2031	1.50%	$30,000,000	$671,988	$841,603	$(169,615)
Net Unrealized Appreciation/Depreciation on Futures Contracts, Foreign Exchange Contracts and the value of Swaps Contracts is included in “Other Assets and Liabilities–Net.”
Semi-Annual Financial Statements and Additional Information

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended May 31, 2026, were as follows:
Affiliates	Value as of 11/30/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 5/31/2026	Shares Held as of 5/31/2026	Dividend Income
Emerging Markets Core Fund	$117,158,626	$14,983,262	$(30,000,000)	$2,097,939	$(1,716,897)	$102,522,930	11,253,889	$4,980,482
Federated Hermes Government Obliga- tions Fund, Premier Shares*	$14,905,725	$133,195,114	$(135,058,331)	$—	$—	$13,042,508	13,042,508	$176,852
High Yield Bond Core Fund	$180,853,812	$25,500,000	$(5,000,000)	$(1,095,897)	$(539,130)	$199,718,785	35,223,771	$5,710,755
Mortgage Core Fund	$91,659,717	$—	$(10,500,001)	$(1,446,022)	$281,142	$79,994,836	9,534,545	$2,156,019
Project and Trade Finance Core Fund	$—	$41,300,000	$(12,500,000)	$83,487	$27,964	$28,911,451	3,230,330	$672,511
TOTAL OF AFFILIATED TRANSAC- TIONS	$404,577,880	$214,978,376	$(193,058,332)	$(360,493)	$(1,946,921)	$424,190,510	72,285,043	$13,696,619

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	Issuer in default.
5
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

6	7-day net yield.
7	The cost of investments for federal tax purposes amounts to $618,381,925.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
9
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of net assets at May 31, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Financial Statements and Additional Information

The following is a summary of the inputs used, as of May 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$66,084,440	$—	$66,084,440
Corporate Bonds	—	23,943,861	—	23,943,861
Mortgage-Backed Securities	—	18,355,233	—	18,355,233
Collateralized Mortgage Obligations	—	13,677,795	—	13,677,795
Asset-Backed Securities	—	4,913,023	—	4,913,023
Foreign Governments/Agency	—	4,583,806	—	4,583,806
Commercial Mortgage-Backed Securities	—	4,526,614	—	4,526,614
Agency Risk Transfer Security	—	1,289,966	—	1,289,966
Equity Securities:
Common Stocks
Domestic	2,273,110	—	—	2,273,110
Preferred Stock
Domestic	—	—	400	400
Investment Companies	395,279,059	—	—	395,279,059
Other Investments[1]	—	—	—	28,911,451
TOTAL SECURITIES	$397,552,169	$137,374,738	$400	$563,838,758
Other Financial Instruments:
Assets
Futures Contracts	$145,286	$—	$—	$145,286
Foreign Exchange Contracts	—	969,622	—	969,622
Swap Contracts	—	671,988	—	671,988
Liabilities
Futures Contracts	(154,502)	—	—	(154,502)
Foreign Exchange Contracts	—	(838,785)	—	(838,785)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(9,216)	$802,825	$—	$793,609

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $28,911,451 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and
Trade Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAS	—Connecticut Avenue Securities
CLP	—Chilean Peso
EUR	—Euro
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GBP	—British Pound
GMTN	—Global Medium Term Note
HUF	—Hungarian Forint
JPY	—Japanese Yen
MTN	—Medium Term Note
NZD	—New Zealand Dollar
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
ZAR	—South African Rand
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.50	$8.35	$7.86	$7.86	$9.30	$9.29
Income From Investment Operations:
Net investment income (loss)[1]	0.21	0.43	0.40	0.38	0.35	0.34
Net realized and unrealized gain (loss)	(0.03)	0.14	0.47	(0.01)	(1.44)	0.01
Total From Investment Operations	0.18	0.57	0.87	0.37	(1.09)	0.35
Less Distributions:
Distributions from net investment income	(0.23)	(0.42)	(0.38)	(0.37)	(0.35)	(0.34)
Net Asset Value, End of Period	$8.45	$8.50	$8.35	$7.86	$7.86	$9.30
Total Return[2]	2.14%	7.04%	11.24%	4.87%	(11.88)%	3.74%
Ratios to Average Net Assets:
Net expenses[3]	0.93%[4]	0.94%	0.94%	0.93%	0.93%	0.93%
Net investment income	5.05%[4]	5.23%	4.93%	4.81%	4.17%	3.61%
Expense waiver/reimbursement[5]	0.13%[4]	0.14%	0.13%	0.13%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$177,381	$182,910	$193,314	$198,920	$222,213	$297,673
Portfolio turnover[6]	39%	49%	14%	69%	77%	50%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.50	$8.34	$7.85	$7.86	$9.30	$9.28
Income From Investment Operations:
Net investment income (loss)[1]	0.18	0.37	0.34	0.32	0.29	0.27
Net realized and unrealized gain (loss)	(0.03)	0.14	0.46	(0.02)	(1.44)	0.02
Total From Investment Operations	0.15	0.51	0.80	0.30	(1.15)	0.29
Less Distributions:
Distributions from net investment income	(0.20)	(0.35)	(0.31)	(0.31)	(0.29)	(0.27)
Net Asset Value, End of Period	$8.45	$8.50	$8.34	$7.85	$7.86	$9.30
Total Return[2]	1.75%	6.36%	10.42%	3.96%	(12.54)%	3.07%
Ratios to Average Net Assets:
Net expenses[3]	1.69%[4]	1.69%	1.69%	1.68%	1.69%	1.68%
Net investment income	4.30%[4]	4.48%	4.19%	4.05%	3.40%	2.90%
Expense waiver/reimbursement[5]	0.12%[4]	0.13%	0.12%	0.12%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,056	$13,070	$14,792	$18,737	$23,226	$35,536
Portfolio turnover[6]	39%	49%	14%	69%	77%	50%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.43	$8.28	$7.79	$7.80	$9.23	$9.22
Income From Investment Operations:
Net investment income (loss)[1]	0.21	0.43	0.40	0.37	0.35	0.34
Net realized and unrealized gain (loss)	(0.03)	0.14	0.47	(0.01)	(1.43)	0.01
Total From Investment Operations	0.18	0.57	0.87	0.36	(1.08)	0.35
Less Distributions:
Distributions from net investment income	(0.23)	(0.42)	(0.38)	(0.37)	(0.35)	(0.34)
Net Asset Value, End of Period	$8.38	$8.43	$8.28	$7.79	$7.80	$9.23
Total Return[2]	2.16%	7.10%	11.34%	4.78%	(11.86)%	3.77%
Ratios to Average Net Assets:
Net expenses[3]	0.93%[4]	0.93%	0.94%	0.93%	0.93%	0.93%
Net investment income	5.06%[4]	5.23%	4.93%	4.81%	4.17%	3.62%
Expense waiver/reimbursement[5]	0.13%[4]	0.13%	0.12%	0.13%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$20,606	$22,363	$26,650	$29,665	$35,464	$51,221
Portfolio turnover[6]	39%	49%	14%	69%	77%	50%

1	Per share numbers have been calculated using the average shares method.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.44	$8.29	$7.80	$7.81	$9.24	$9.23
Income From Investment Operations:
Net investment income (loss)[1]	0.22	0.46	0.42	0.40	0.38	0.36
Net realized and unrealized gain (loss)	(0.04)	0.13	0.47	(0.01)	(1.43)	0.02
Total From Investment Operations	0.18	0.59	0.89	0.39	(1.05)	0.38
Less Distributions:
Distributions from net investment income	(0.24)	(0.44)	(0.40)	(0.40)	(0.38)	(0.37)
Net Asset Value, End of Period	$8.38	$8.44	$8.29	$7.80	$7.81	$9.24
Total Return[2]	2.20%	7.44%	11.68%	5.11%	(11.56)%	4.09%
Ratios to Average Net Assets:
Net expenses[3]	0.61%[4]	0.62%	0.62%	0.61%	0.61%	0.61%
Net investment income	5.37%[4]	5.55%	5.25%	5.11%	4.49%	3.82%
Expense waiver/reimbursement[5]	0.20%[4]	0.21%	0.19%	0.21%	0.19%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$350,918	$337,621	$339,706	$353,987	$547,135	$783,512
Portfolio turnover[6]	39%	49%	14%	69%	77%	50%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$8.51	$8.35	$7.86	$7.86	$9.30	$9.29
Income From Investment Operations:
Net investment income (loss)[1]	0.23	0.46	0.43	0.42	0.38	0.37
Net realized and unrealized gain (loss)	(0.04)	0.14	0.46	(0.02)	(1.44)	0.01
Total From Investment Operations	0.19	0.60	0.89	0.40	(1.06)	0.38
Less Distributions:
Distributions from net investment income	(0.24)	(0.44)	(0.40)	(0.40)	(0.38)	(0.37)
Net Asset Value, End of Period	$8.46	$8.51	$8.35	$7.86	$7.86	$9.30
Total Return[2]	2.30%	7.52%	11.60%	5.21%	(11.59)%	4.08%
Ratios to Average Net Assets:
Net expenses[3]	0.60%[4]	0.61%	0.61%	0.60%	0.60%	0.60%
Net investment income	5.38%[4]	5.51%	5.25%	5.36%	4.52%	3.88%
Expense waiver/reimbursement[5]	0.12%[4]	0.13%	0.12%	0.12%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,399	$13,546	$10,957	$11,005	$9,974	$11,157
Portfolio turnover[6]	39%	49%	14%	69%	77%	50%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
May 31, 2026 (unaudited)

Assets:
Investment in securities, at value including $68,921 of securities loaned and $424,190,510 of investments in affiliated holdings* (identified cost $618,644,042, including $475,239,132 of identified cost in affiliated holdings)	$563,838,758
Cash denominated in foreign currencies (identified cost $242,279)	242,925
Due from broker (Note 2)	504,109
Income receivable	3,130,269
Income receivable from affiliated holdings	47,252
Swaps, at value (premium paid $841,603)	671,988
Receivable for investments sold	6,247,536
Receivable for shares sold	571,378
Unrealized appreciation on foreign exchange contracts	969,622
Total Assets	576,223,837
Liabilities:
Payable for investments purchased	1,054,340
Payable for shares redeemed	281,829
Unrealized depreciation on foreign exchange contracts	838,785
Payable to bank	310,000
Payable for variation margin on futures contracts	31,989
Payable for collateral due to broker for securities lending (Note 2)	70,460
Payable for periodic payments to swap contracts	60,833
Payable for investment adviser fee (Note 5)	20,438
Payable for administrative fee (Note 5)	3,632
Payable for transfer agent fees (Note 2)	65,604
Payable for distribution services fee (Note 5)	7,737
Payable for other service fees (Notes 2 and 5)	38,283
Accrued expenses (Note 5)	79,342
Total Liabilities	2,863,272
Net assets for 68,184,707 shares outstanding	$573,360,565
Net Assets Consist of:
Paid-in capital	$825,158,385
Total distributable earnings (loss)	(251,797,820)
Net Assets	$573,360,565
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities—continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($177,381,499 ÷ 20,980,553 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$8.45
Offering price per share (100/95.50 of $8.45)	$8.85
Redemption proceeds per share	$8.45
Class C Shares:
Net asset value per share ($12,056,152 ÷ 1,427,069 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$8.45
Offering price per share	$8.45
Redemption proceeds per share (99.00/100 of $8.45)	$8.37
Class F Shares:
Net asset value per share ($20,606,346 ÷ 2,460,008 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$8.38
Offering price per share (100/99.00 of $8.38)	$8.46
Redemption proceeds per share (99.00/100 of $8.38)	$8.30
Institutional Shares:
Net asset value per share ($350,917,747 ÷ 41,851,294 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$8.38
Offering price per share	$8.38
Redemption proceeds per share	$8.38
Class R6 Shares:
Net asset value per share ($12,398,821 ÷ 1,465,783 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$8.46
Offering price per share	$8.46
Redemption proceeds per share	$8.46

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended May 31, 2026 (unaudited)

Investment Income:
Dividends (including $13,696,619 received from affiliated holdings*)	$13,715,747
Interest	3,063,878
TOTAL INCOME	16,779,625
Expenses:
Investment adviser fee (Note 5)	1,542,408
Administrative fee (Note 5)	218,782
Custodian fees	18,873
Transfer agent fees (Note 2)	306,714
Directors’/Trustees’ fees (Note 5)	3,532
Auditing fees	20,531
Legal fees	5,049
Portfolio accounting fees	86,123
Distribution services fee (Note 5)	46,844
Other service fees (Notes 2 and 5)	266,419
Share registration costs	45,091
Printing and postage	23,541
Miscellaneous (Note 5)	18,144
TOTAL EXPENSES	2,602,051
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(345,368)
Reimbursement of other operating expenses (Notes 2 and 5)	(144,255)
TOTAL WAIVER AND REIMBURSEMENTS	(489,623)
Net expenses	2,112,428
Net investment income	14,667,197
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Foreign Exchange Contracts, Futures Contracts, Written Options and Swap Contracts:
Net realized loss on investments (including net realized loss of $(1,946,921) on sales of investments in affiliated holdings*)	(1,584,203)
Net realized loss on foreign currency transactions	(1,086,799)
Net realized loss on foreign exchange contracts	(208,949)
Net realized loss on futures contracts	(1,233,346)
Net realized gain on written options	3,467,055
Net realized loss on swap contracts	(80,930)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $(360,493) on investments in affiliated holdings*)	(1,635,132)
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	777
Net change in unrealized depreciation of foreign exchange contracts	300,169
Net change in unrealized depreciation of futures contracts	61,285
Net change in unrealized appreciation of written options	(32,983)
Net change in unrealized depreciation of swap contracts	(168,258)
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts, futures contracts, written options and swap contracts	(2,201,314)
Change in net assets resulting from operations	$12,465,883

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2026	Year Ended 11/30/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$14,667,197	$30,620,316
Net realized gain (loss)	(727,172)	(6,584,950)
Net change in unrealized appreciation/depreciation	(1,474,142)	15,560,199
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	12,465,883	39,595,565
Distributions to Shareholders:
Class A Shares	(4,868,800)	(9,220,534)
Class C Shares	(294,375)	(571,578)
Class F Shares	(591,346)	(1,236,574)
Institutional Shares	(9,633,084)	(17,764,433)
Class R6 Shares	(378,645)	(715,560)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(15,766,250)	(29,508,679)
Share Transactions:
Proceeds from sale of shares	59,070,887	92,798,472
Net asset value of shares issued to shareholders in payment of distributions declared	15,392,293	28,810,067
Cost of shares redeemed	(67,312,084)	(147,604,326)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	7,151,096	(25,995,787)
Change in net assets	3,850,729	(15,908,901)
Net Assets:
Beginning of period	569,509,836	585,418,737
End of period	$573,360,565	$569,509,836
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
May 31, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes Fixed Income Securities, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated Hermes Strategic Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class C Shares, Class F Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek a high level of current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Semi-Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursements of $489,623 is disclosed in this Note 2 and Note 5.
Semi-Annual Financial Statements and Additional Information

Transfer Agent Fees
For the six months ended May 31, 2026, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$99,678	$(8,739)
Class C Shares	6,822	—
Class F Shares	11,705	(791)
Institutional Shares	187,125	(134,725)
Class R6 Shares	1,384	—
TOTAL	$306,714	$(144,255)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended May 31, 2026, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$223,967
Class C Shares	15,615
Class F Shares	26,837
TOTAL	$266,419
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund uses credit default swaps to seek to increase return and to manage country, market and sector/asset class risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of payment or loss that may
Semi-Annual Financial Statements and Additional Information

occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Swap contracts outstanding, at period end, including net unrealized depreciation, are listed after the Fund’s Portfolio of Investments.
The average notional amount of swap buy protection contracts held by the Fund throughout the period was $11,857,143. This is based on amounts held as of each month-end throughout the six-month period.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration, market and sector/asset class risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $42,085,262 and $8,743,041, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to seek to increase yield, income and return and to manage currency risk. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $325,531 and $247,329, respectively. This is based on the contracts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Semi-Annual Financial Statements and Additional Information

Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which generally is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to MNAs which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of May 31, 2026, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$68,921	$70,460
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Option Contracts
The Fund buys or sells put and call options to seek to increase yield, income and return and to manage currency, duration, market, sector/asset class and yield curve risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At May 31, 2026, the Fund had no outstanding purchased or written option contracts.
The average market value of purchased put and call options held by the Fund throughout the period was $53,657 and $136,234, respectively. This is based on amounts held as of each month-end throughout the six-month period.
The average market value of written put and call options held by the Fund throughout the period was $423,718 and $508,662, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Semi-Annual Financial Statements and Additional Information

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts		$—	Payable for variation margin on futures contracts	$(119,766)*
Equity contracts		—	Payable for variation margin on futures contracts	128,982*
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	969,622	Unrealized depreciation on foreign exchange contracts	838,785
Credit contracts	Swaps, at value	671,988		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$1,641,610		$848,001

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2026
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$—	$(1,121,465)	$—	$(95,899)	$385,037	$(832,327)
Equity contracts	—	(111,881)	—	357,681	2,018,981	2,264,781
Foreign exchange contracts	—	—	(208,949)	(42,434)	1,063,037	811,654
Credit contracts	(80,930)	—	—	—	—	(80,930)
TOTAL	$(80,930)	$(1,233,346)	$(208,949)	$219,348	$3,467,055	$2,163,178

1	The net realized gain on Purchased Options Contracts is found within the Net realized loss on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$—	$190,267	$—	$12,742	$(24,517)	$178,492
Equity contracts	—	(128,982)	—	—	—	(128,982)
Foreign exchange contracts	—	—	300,169	182,440	(8,466)	474,143
Credit contracts	(168,258)	—	—	—	—	(168,258)
TOTAL	$(168,258)	$61,285	$300,169	$195,182	$(32,983)	$355,395

1	The net change in unrealized depreciation of Purchased Options Contracts is found within the Net change in unrealized depreciation of investments on the Statement of Operations.
Semi-Annual Financial Statements and Additional Information

As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of May 31, 2026, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset In the Statement of Assets and Liabilities

Transaction	Gross Asset Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$969,622	$(240,630)	$—	$728,992
Swap Contracts	671,988	—	—	671,988
TOTAL	$1,641,610	$(240,630)	$—	$1,400,980

Transaction	Gross Liability Derivatives Presented In Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$838,785	$(240,630)	$—	$598,155
The Fund has credit-related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivative counterparties to reduce the risk that the Fund will not fulfill its payment obligation to its counterparties. This triggering feature includes, but is not limited to, a percentage decrease in the Fund’s net asset and/or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Fund’s MNAs. The value of positions in a net liability position subject to credit risk contingent features is the “Net Amount” in the liability section per the preceding chart. If the feature were triggered at May 31, 2026, the Fund could be required to pay this amount in cash to its counterparties. Please see the chart above for collateral pledged against this net liability position as of May 31, 2026.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 5/31/2026		Year Ended 11/30/2025
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	934,967	$7,909,481	1,351,258	$11,243,203
Shares issued to shareholders in payment of distributions declared	547,602	4,625,823	1,057,300	8,731,518
Shares redeemed	(2,009,845)	(16,992,631)	(4,054,551)	(33,634,104)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(527,276)	$(4,457,327)	(1,645,993)	$(13,659,383)
	Six Months Ended 5/31/2026		Year Ended 11/30/2025
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	124,367	$1,052,290	362,511	$3,011,220
Shares issued to shareholders in payment of distributions declared	34,635	292,431	68,734	567,053
Shares redeemed	(269,936)	(2,281,718)	(666,184)	(5,524,916)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(110,934)	$(936,997)	(234,939)	$(1,946,643)
Semi-Annual Financial Statements and Additional Information

	Six Months Ended 5/31/2026		Year Ended 11/30/2025
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	1,722	$14,474	36,813	$302,064
Shares issued to shareholders in payment of distributions declared	69,185	578,994	148,061	1,211,336
Shares redeemed	(264,327)	(2,215,372)	(750,929)	(6,171,558)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(193,420)	$(1,621,904)	(566,055)	$(4,658,158)
	Six Months Ended 5/31/2026		Year Ended 11/30/2025
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,718,897	$47,889,524	8,489,948	$69,983,533
Shares issued to shareholders in payment of distributions declared	1,145,959	9,598,008	2,160,465	17,701,524
Shares redeemed	(5,034,051)	(42,255,258)	(11,629,231)	(95,696,522)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,830,805	$15,232,274	(978,818)	$(8,011,465)
	Six Months Ended 5/31/2026		Year Ended 11/30/2025
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	261,493	$2,205,118	1,000,163	$8,258,452
Shares issued to shareholders in payment of distributions declared	35,163	297,037	72,501	598,636
Shares redeemed	(422,962)	(3,567,105)	(792,394)	(6,577,226)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(126,306)	$(1,064,950)	280,270	$2,279,862
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	872,869	$7,151,096	(3,145,535)	$(25,995,787)
4. FEDERAL TAX INFORMATION
At May 31, 2026, the cost of investments for federal tax purposes was $618,381,925. The net unrealized depreciation of investments for federal tax purposes was $54,591,161. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $2,319,783 and unrealized depreciation from investments for those securities having an excess of cost over value of $56,910,944. The amounts presented are inclusive of derivative contracts.
As of November 30, 2025, the Fund had a capital loss carryforward of $190,975,223 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$35,867,300	$155,107,923	$190,975,223
At November 30, 2025, for federal income tax purposes, the Fund had $61,292 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.55% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended May 31, 2026, the Adviser voluntarily waived $341,827 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2026, the Adviser reimbursed $3,541. For the six months ended May 31, 2026, the Adviser voluntarily reimbursed $144,255 of transfer agent fees.
Semi-Annual Financial Statements and Additional Information

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2026, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Class F Shares	0.05%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2026, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$46,844
For the six months ended May 31, 2026, the Fund’s Class F Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2026, FSC retained $8,284 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2026, FSC retained $5,958 in sales charges from the sale of Class A Shares. For the six months ended May 31, 2026, FSC retained $823 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended May 31, 2026, FSSC received $4,590 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, tax reclaim recovery expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Class F Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.93%, 1.70%, 0.93%, 0.61% and 0.60%, (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2027; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Directors.
Transactions with Affiliated Investment Companies
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund invests in a portfolio of Federated Hermes Core Trust (“Core Trust”), which is managed by the Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Core Fund (HYCORE), a portfolio of Core Trust, is to seek high current income. Income distributions from HYCORE are declared daily
Semi-Annual Financial Statements and Additional Information

and paid monthly and are recorded by the Fund as dividend income. Capital gain distributions, if any, from HYCORE are declared and paid annually and are recorded by the Fund as capital gains. Federated Hermes, Inc. (“Federated Hermes”) receives no advisory or administrative fees from HYCORE. Copies of the HYCORE financial statements are available on the EDGAR Database on the SEC’s website or upon request from the Fund.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2026, were as follows:
Purchases	$112,822,109
Sales	$85,966,588
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025, which was renewed on June 16, 2026 for an amount up to $400,000,000. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2026, the Fund had no outstanding loans. During the six months ended May 31, 2026, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2026, there were no outstanding loans. During the six months ended May 31, 2026, the program was not utilized.
10. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to
Semi-Annual Financial Statements and Additional Information

the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
12. SUBSEQUENT EVENT
On May 14, 2026, the Directors approved a Plan of Conversion for the Class F Shares of the Fund pursuant to which the Class F Shares of the Fund will be converted into the Fund’s existing Class A Shares on or about August 28, 2026, resulting in the closure and termination of the Fund’s Class F Shares.
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2026
Federated Hermes Strategic Income Fund (the “Fund”)
At its meetings in May 2026 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) a copy of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Semi-Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Semi-Annual Financial Statements and Additional Information

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2025, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was at the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Semi-Annual Financial Statements and Additional Information

The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lack precision and may cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive
Semi-Annual Financial Statements and Additional Information

in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes Strategic Income Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31417P502
CUSIP 31417P700
CUSIP 31417P809
CUSIP 31417P841
CUSIP 31417P833
G00324-01 (7/26)
© 2026 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Strategic Income Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Strategic Income Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Strategic Income Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Strategic Income Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Fixed Income Securities, Inc.

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  July 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  July 24, 2026

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  July 24, 2026